Net (Loss)/Earnings per Share (Tables)	12 Months Ended
Dec. 31, 2024
Net (Loss)/Earnings per Share
Schedule of basic and diluted (loss)/earnings per ordinary share

	For the Year ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Numerator:
Net (loss)/income	(66,107)	25,944	(587,182)
Net loss/(income) attributable to non-controlling interests	553	(4,664)	(2,345)
Net (loss)/income attributable to So-Young International Inc.	(65,554)	21,280	(589,527)

Denominator:
Weighted average number of ordinary shares outstanding, basic	82,665,269	77,646,899	79,384,454
Weighted average number of ordinary shares outstanding, diluted	82,665,269	78,054,950	79,384,454
Net (loss)/earnings per share, basic	(0.79)	0.27	(7.43)
Net (loss)/earnings per share, diluted	(0.79)	0.27	(7.43)
Net (loss)/earnings per ADS, basic	(0.61)	0.21	(5.72)
Net (loss)/earnings per ADS, diluted	(0.61)	0.21	(5.72)